Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document And Entity Information
Entity Registrant Name	Umatrin Holding Ltd
Entity Central Index Key	0001317839
Document Type	S-1
Document Period End Date	Jun. 30, 2016
Amendment Flag	true
Amendment Description	Amendment
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2016